Schedule I-Condensed Financial Information of the Parent Company - Statements of Income and Comprehensive Income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Condensed Financial Information
General and administrative expenses	¥ (3,992,657)	$ (546,992)	¥ (4,146,568)	¥ (4,459,518)
Other operating income	915,208		801,560	724,832
(Loss)income from operations	9,173,253	1,256,730	9,104,135	6,197,446
Net income attributable to Vipshop Holdings Limited's shareholders	7,739,935	1,060,366	8,116,624	6,298,816
Other comprehensive (loss)income:
Foreign currency translation adjustments	37,081	5,080	(11,085)	(610,296)
Comprehensive income attributable to Vipshop Holdings Limited's shareholders	7,628,130	1,045,049	8,128,663	5,679,787
Tax on Foreign currency translation	0		0	0
Parent company
Condensed Financial Information
General and administrative expenses	(17,749)	(2,433)	(21,171)	(49,776)
Other operating income	13	2	47,529	30,885
(Loss)income from operations	(17,736)	(2,431)	26,358	(18,891)
Equity income of subsidiaries and VIEs	7,757,671	1,062,797	8,090,266	6,317,707
Net income attributable to Vipshop Holdings Limited's shareholders	7,739,935	1,060,366	8,116,624	6,298,816
Other comprehensive (loss)income:
Foreign currency translation adjustments	37,081	5,080	(11,085)	(610,296)
Changes in fair value of debt securities derived from the share of (loss)income of an equity method investee	(148,886)	(20,397)	23,124	(8,733)
Comprehensive income attributable to Vipshop Holdings Limited's shareholders	7,628,130	$ 1,045,049	8,128,663	5,679,787
Tax on Foreign currency translation	¥ 0		¥ 0	¥ 0